Note 2 - Stock-based Compensation	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
NOTE 2 - STOCK-BASED COMPENSATION

The Company had no unvested stock options outstanding or unrecognized stock-based compensation costs outstanding as of June 30, 2016 and 2015.

Stock option activity during the six months ended
June 30 is
as follows:

		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2016	Price	2015	Price

Outstanding, January 1	31,949	$25.03	46,451	$27.90
Expired	-	-	(3,639)	37.33
Exercised	-	-	(525)	17.55

Outstanding, June 30	31,949	$25.03	42,287	$27.19

Exercisable, June 30	31,949	$25.03	42,287	$27.19